CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenue:
Loan facilitation service	$ 451,307	¥ 3,133,423	¥ 1,278,539	¥ 192,975
Post-origination service	12,121	84,154	27,086	2,497
Others	2,940	20,414	8,014	1,053
Total net revenue	466,368	3,237,991	1,313,639	196,525
Operating costs and expenses:
Sales and marketing	226,277	1,571,038	679,771	137,746
Origination and servicing	25,936	180,076	86,360	21,820
General and administrative	57,916	402,111	137,114	64,637
Total operating costs and expenses	(310,129)	(2,153,225)	(903,245)	(224,203)
Interest income	5,306	36,843	4,799
Fair value adjustments related to Consolidated ABFE	(2,842)	(19,735)	(11,333)
Non-operating income, net	83	575
(Loss)/income before provision for income taxes	158,786	1,102,449	403,860	(27,678)
Income taxes (expense)/benefit	2,009	13,949	(128,521)	(30)
Net (loss)/income	$ 160,795	¥ 1,116,398	¥ 275,339	¥ (27,708)
Basic net (loss)/income per share | (per share)	$ 1.3599	¥ 9.4418	¥ 2.7356	¥ (0.2771)
Weighted average number of ordinary shares outstanding, basic	118,240,414	118,240,414	100,652,055	100,000,000
Diluted net (loss)/income per share | (per share)	$ 1.3519	¥ 9.3865	¥ 2.7356	¥ (0.2771)
Weighted average number of ordinary shares outstanding, diluted	118,937,082	118,937,082	100,652,055	100,000,000